Investment Strategy	Dec. 23, 2025
THOR Equal Weight Low Volatility ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing at least 80% of its total assets in securities included in the Index. The rules-based index is comprised of U.S. equity exchange traded funds (“ETFs”). The primary goal of the Index is to gain exposure to U.S. large cap equities while attempting to lower volatility by avoiding sectors that are currently in a down trending cycle.

The Index measures the price trends and historic volatility of ten U.S. sector ETFs (the “Select List”) over the medium term (three to six months). The Select List includes sector-specific ETFs in the Materials, Energy, Financial, Industrial, Technology, Healthcare, Utilities, Consumer Discretionary, Real Estate, and Consumer Staples sectors with a clear sector mandate, low overall expenses, and sufficient trading liquidity. The Index uses a proprietary algorithm that measures price momentum to evaluate the Select List to determine whether the security is currently “risk on” (buy) or “risk off” (sell), and the Fund’s portfolio is adjusted weekly based on the algorithm. Only sectors with a risk on signal are included in the Index.

●	If all ten sectors are risk on, the sectors are equally weighted, and the Index consists of a 10% allocation to each sector.

●	If a sector is risk off, the Index is equally weighted to the “risk on” sectors, with a maximum allocation of 20% to each sector.

●	The balance of the Index is allocated to one or more U.S. money market funds or cash.

●	The Index may consist 100% of U.S. money market funds or cash during periods of sustained market declines.

The Index is owned and was developed by THOR Analytics, LLC dba THOR Financial Technologies, LLC (the “Adviser”). The Adviser has retained Solactive AG (the “Index Calculation Agent”) to calculate and maintain the Index. The Index follows a weekly reconstitution and rebalancing schedule. The Index’s periodic rebalance and reconstitution schedule may cause the Fund to experience a higher rate of portfolio turnover. To the extent the Fund invests a significant portion of its assets in a given sector, the Fund will be exposed to the risks associated with that sector. The Adviser will use a replication strategy to track the Index, rather than a sampling approach, meaning the Fund will generally invest in all of the component securities of the Index in the same approximate proportions as in the Index.

THOR Index Rotation ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing its total assets in securities included in the Index. The rules-based index is comprised of U.S. index exchange traded funds (“ETFs”). The primary goal of the Index is to gain exposure to U.S. large cap equities while attempting to lower volatility by avoiding indexes and ETFs that are currently in a down trending cycle, in the view of THOR Analytics, LLC dba THOR Financial Technologies, LLC (the “Adviser”).

The Index measures the price trends and historic volatility of three U.S. index ETFs (the “Select List”) over the medium term (three to six months). The Select List includes the S&P 500 Index, Dow Jones Industrial Index, and the NASDAQ 100 Index. The Index uses a proprietary algorithm weekly to evaluate the Select List to determine whether the security on the Select List is currently “risk on” (buy) or “risk off” (sell). Only securities with a risk on signal are included in the Index.

●	If all three indexes are risk on, the indexes are equally weighted, and the Index consists of a 33.3% allocation to each index.

●	If an index is risk off, the Index is equally weighted to the risk on indexes, with a maximum allocation of 50% to each index.

●	If one index is risk on and two indexes are risk off, the Index is allocated 50% to the risk on index and 50% to cash.

●	The balance of the Index is allocated to one or more U.S. money market funds, cash alternative, or other ETFs.

●	The Index may consist 100% of U.S. money market funds, cash alternatives or other ETFs during periods of sustained market declines.

The Index is owned and was developed by the Adviser. The Adviser has retained Solactive AG (the “Index Calculation Agent”) to calculate and maintain the Index. The Index follows a weekly reconstitution and rebalancing schedule. The Index’s periodic rebalance and reconstitution schedule may cause the Fund to experience a higher rate of portfolio turnover. The Adviser will use a replication strategy to track the Index, rather than a sampling approach, meaning the Fund will generally invest in all of the component securities of the Index in the same approximate proportions as in the Index.